Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 64,886	$ 65,368	$ 66,581
Total net sales	64,886	65,368	66,581
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	7,861	11,228	12,862
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	24,905	27,097	30,772
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	3,259	4,852	3,586
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	8,138	6,188	4,726
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	9,564	9,827	8,186
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 11,159	$ 6,176	$ 6,449